MILL EQUIPMENT (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (1,715,465)	$ (1,534,658)
Net	416,467	619,274
Mill equipment
Property, Plant and Equipment [Line Items]
Equipment	1,976,615
Vehicles
Property, Plant and Equipment [Line Items]
Equipment	$ 155,317